Share capital (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2023
Private Placements [Member]
Statement [Line Items]
Warrants issued for private placement	3,878,789
Common stock shares issued	193,939
Common stock exercise price	$ 2.06
Warrants of additional paid in capital	$ 1,877,608
Stock Option [Member]
Statement [Line Items]
Options available for granting		9,400,000
Shares issuable upon exercise of warrants, maximum		15,000,000
Percentage of issued and outstanding shares issuable maximum to one individual		15.00%